Employee benefit plans - Plan investment policy and strategy in the U.S. and Defined contribution plans (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Employee benefit plans
Preferred investment mix, long-term growth and income (as a percent)	99.00%	99.00%
Preferred investment mix, cash and cash equivalents (as a percent)	1.00%	1.00%
Target investment allocation for equity (as a percent)	26.00%	26.00%
Target investment allocation for long-term U.S. corporate bonds (as a percent)	74.00%	74.00%
Defined contribution plans
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions | $		$ 18.5
Maximum annual contributions if over age 50 | $		$ 24.5
Percentage employer will match	50.00%	50.00%
Percentage of employees' gross pay for which employer will match	3.00%	3.00%
Defined contribution expense | €	€ 53,872,000		€ 48,746,000	€ 48,746,000
Defined contribution expense to state plans | €	€ 24,720,563.62		€ 24,328,645.79	€ 20,938,000